FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,038,827	$ 3,499,488
Prepaid expenses and other current assets	224,645	52,932
Total current assets	3,576,578	4,889,163
TOTAL ASSETS	7,426,866	7,594,096
Current liabilities:
Accrued expenses and other current liabilities	73,082	51,497
Total current liabilities	836,429	736,542
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2022 and 2023; 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023)	41	40
Additional paid-in capital	2,340,084	2,211,203
Retained earnings	3,328,388	2,898,843
Accumulated other comprehensive loss	(293,997)	(176,032)
Treasury shares, at cost (14,597,465 shares as of December 31, 2022; 86,817,030 shares as of December 31, 2023)	(612,609)	(126,678)
Total Daqo New Energy Corp. shareholders' equity	4,761,907	4,807,376
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,426,866	$ 7,594,096
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	415,330,312	405,620,792
Ordinary shares, shares outstanding	328,513,282	391,023,327
Treasury shares	86,817,030	14,597,465
Parent Company
Current assets:
Cash and cash equivalents	$ 218,841	$ 2,377
Prepaid expenses and other current assets		371
Total current assets	218,841	2,748
Investments in subsidiaries	4,632,501	4,884,756
TOTAL ASSETS	4,851,342	4,887,504
Current liabilities:
Accrued expenses and other current liabilities	89,435	80,128
Total current liabilities	89,435	80,128
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2022 and 2023; 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023)	41	40
Additional paid-in capital	2,340,084	2,211,203
Retained earnings	3,328,388	2,898,843
Accumulated other comprehensive loss	(293,997)	(176,032)
Treasury shares, at cost (14,597,465 shares as of December 31, 2022; 86,817,030 shares as of December 31, 2023)	(612,609)	(126,678)
Total Daqo New Energy Corp. shareholders' equity	4,761,907	4,807,376
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,851,342	$ 4,887,504
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	415,330,312	405,620,792
Ordinary shares, shares outstanding	328,513,282	391,023,327
Treasury shares	86,817,030	14,597,465